UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	July 31
Date of reporting period:	July 31, 2023

Cultivar ETF

ITEM 1(a). REPORT TO STOCKHOLDERS.

ANNUAL REPORT

For the Year Ended July 31, 2023

Cultivar ETF

Cultivar ETF

Investors should carefully consider the investment objectives, risks, charges and expenses of the Cultivar ETF (the “Fund”) before investing. To obtain the Fund’s prospectus containing this and other important information, please call Foreside Fund Services, LLC at 833-930-2229. Please read the prospectus carefully before you invest.

An investment in the Fund involves risk, including the loss of principal. ETFs may trade at a premium or discount to their net asset value. The Fund is actively managed and investment success depends on the skill of the advisor. Small and midcap securities may be subject to more abrupt or erratic market movements than large cap companies. REITs are subject to risks associated with investing in real estate. The Fund is non-diversified, meaning the performance of a single investment can have a greater effect on the Fund’s performance than a diversified fund. Value securities present the risk that they never reach what the advisor feels is their full market value.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance Data is as of July 31, 2023 and is subject to change at any time. For most recent data, please call 833-930-2229.

Cultivar ETF

Important Disclosure Statement

ANNUAL REPORT

Cultivar ETF

Shareholder Letter (unaudited)August 16, 2023

Cultivar ETF (the “Fund”) trades on the CBOE BZX Exchange, Inc. and maintains a fiscal year end of July 31st. Therefore, this letter includes the inception-to-date and annual period ended July 31, 2023. Since inception, the Fund has outperformed its Russell 3000® benchmark (“index benchmark”), but lagged the benchmark during the most recent fiscal year end. Despite this lag, the Fund provided a positive absolute return for the fiscal period, amid a volatile market environment.

From inception through July 31, 2023, the Fund has provided a positive return in a market environment that had major equity market indices down, at points, by double digits -- including the Fund’s Russell 3000® Index benchmark, a market index that measures the performance of the top 3,000 U.S. publicly traded companies as ranked by market capitalization. The Fund’s positioning across multiple sectors, its weighting toward several less volatile sectors, the purposeful maintenance of varying cash levels, and our individual security selection, all contributed to the Fund’s relative out performance on an inception-to date basis. From inception through July 31, 2023 the Fund had an annualized market value return of 4.50% versus an annualized gain of 0.95% for the Russell 3000® Index. Again, beyond its relative performance, the Fund produced a positive absolute return, while the benchmark was down slightly for the same period.

For the shorter fiscal year period ended July 31, 2023, the Fund was up 6.72%, while the Russell 3000® Index benchmark was up 12.65%. While the Fund lagged on this one-year basis, it had sufficient out performance in the earlier period to remain ahead of the benchmark on an inception-to-date basis, as outlined above. Thus, it produced a positive absolute return during both time frames. Producing positive absolute return over the long-term is a key goal of the Fund. Consequently, working to mitigate downside participation is a critical philosophy for the Fund. We feel risk awareness is key to the long-term success of shareholders in the Fund, so we were proud to see positive returns even with a volatile market backdrop.

During the annual period from August 1, 2022 to July 31, 2023, the equity markets experienced volatility and declined early in the period and did not begin rebounding until later in 2022. During the market decline in the early part of this fiscal year and, then, as the market rebounded, the Fund made routine adjustments to the portfolio as opportunities became available. Consequently, the Fund continued to expand its number of holdings, by stepping into sectors and individual securities that had declined into their targeted entry-level valuations. These proactive moves, on behalf of shareholders in the Fund, are anticipated to improve future Fund performance as the market potentially recognizes its mispricing and adjusts these securities to prices more indicative of the Fund’s assessment of their full value. The more unique sector opportunity

ANNUAL REPORT

Cultivar ETF

Shareholder Letter - continued (unaudited)August 17, 2023

that arose during the fiscal year occurred when the regional banking sector declined quickly amid several bank closures. While we had exposure to the broad financials sector, we had only small initial exposure to the regional banking sub-sector. However, during the decline, we added several positions in regional banks after conducting further analysis, which led us to feel there was recovery potential in several individual securities that had gotten caught in the broader sector downdraft. As the equity markets rebounded beginning in late 2022 through the fiscal year end, numerous holdings of the Fund began to approach our exit-level valuation targets, causing trims in these positions. This is a part of the valuation discipline employed by the Fund. As always, we endeavor to take advantage of mispricing due to short-term factors or overdone market emotions.

The Fund’s fiscal year saw the largest sector contributors come from the information technology, materials, and energy sectors. The Fund added to various technology positions as they came into our entry-level valuation range during the 2022 decline. Thus, expanding the Fund’s exposure to this sector earlier in the year and then slightly reducing the Fund’s allocation to technology as the sector moved up in early 2023. The Fund’s moves in the materials area were more eclectic across various sub-sectors, such as precious metals miners, the steel industry, and chemicals. The energy sector contribution was driven more by security selection in this period, with most positions contributing positively to Fund performance.

While the Fund held up overall, there were several sectors that were detractors from performance. The two largest detractors were the communication services and consumer discretionary sectors. These areas are both sensitive to the general ebb and flow of economic activity. In the communication services sector, many factors can drive market action, including varying user bases, improving or obsolete infrastructure, and changing market sentiment toward higher-profile names within the sector. Many of these factors played into the performance of the individual securities the Fund held in these sectors. In the consumer discretionary space, demand for goods and services that are, by definition, discretionary in nature tend to ebb when consumers turn cautious. The Fund holds broad, diversified exposure in both of these sectors and believes this positioning will help future performance as discounted sectors tend to rebound in future periods. Again, a key philosophy of the Fund is our willingness to enter positions after significant declines that we feel are overdone. Often, this will have us entering positions incrementally and potentially early. Yet, we expect this type of philosophy to provide the potential for good long-term returns.

Our focus on dislocations in both valuation and sentiment inform the Fund’s positioning. The Fund became more constructive as valuations fell and continues to find securities with valuations that meet our targets, despite the narrowly

ANNUAL REPORT

focused run-up in stock market indices in early 2023. However, because there is only a small number of stocks contributing to a significant portion of the run in the indices, we have a healthy amount of skepticism toward the broad market’s staying power. Should the economy soften under the weight of higher interest rates and tightening by governmental authorities, then the macro-outlook for the broad markets seems a little stretched. This has caused us to keep risk at the forefront of thinking in making broader allocation decisions. This means maintaining an eye toward diversification and an awareness of the Fund’s overall risk profile. All of this is done with shareholder interests and long-term growth of capital in mind.

As always, we know you have choice in where you choose to invest your funds. We are grateful for the trust you have placed in the Cultivar ETF and our management. It is your investment that is the foundation of the Fund and we appreciate this continued vote of confidence as a shareholder.

Sincerely,

Investors should carefully consider the investment objectives, risks, charges and expenses of the ETF before investing. To obtain an ETF’s prospectus containing this and other important information, please call 833-930-2229. Please read the prospectus carefully before you invest.

An investment in the Fund involves risk, including possible loss of principal. ETFs may trade at a premium or discount to their net asset value.

The Fund is actively managed and investment success depends on the skill of the adviser. Small and mid cap securities may be subject to more abrupt or erratic market movements than large cap companies. REITs are subject to risks associated with investing in real estate. The Fund is non-diversified meaning the performance of a single investment can have a greater effect on Fund performance than a diversified Fund. Value securities present the risk that they never reach what the adviser feels is their full market value.

The performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For current performance click here or call 833-930-2229.

Foreside Fund Services, LLC is the distributor and Cultivar Capital, Inc is the Adviser.

Cultivar ETF

Shareholder Letter - continued (unaudited)August 17, 2023

ANNUAL REPORT

Cultivar ETF

(unaudited)

GROWTH OF $10,000 INVESTMENT IN THE CULTIVAR ETF VS. RUSSELL 3000® INDEX

$11
$10
$9
$8
Thousands
$10,739
$10,154
12/22/21
7/31/22
7/31/23
Cultivar ETF
Russell 3000® Index

Past performance is not predictive of future performance.

	Total Return One Year Ended 7/31/2023	Average Annual Return Since Inception 12/22/2021 to 7/31/2023
Cultivar ETF (NAV)	6.81%	4.54%
Cultivar ETF (Market)	6.72%	4.50%
Russell 3000® Index	12.65%	0.95%

Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The market price returns are calculated using the closing price.

The Russell 3000® stock market index tracks the shares of the largest 3,000 publicly traded companies in the United States.

ANNUAL REPORT

Cultivar ETF

Portfolio Compositionas of July 31, 2023 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
US Treasury Bonds	5.23%
Common Stocks:
Financials	13.39%
Materials	11.07%
Consumer Discretionary	10.39%
Industrials	9.59%
Information Technology	9.20%
Health Care	8.56%
Communication Services	8.49%
Energy	6.10%
Consumer Staples	4.88%
Real Estate	4.73%
Utilities	2.44%
94.07%

See Notes to Financial Statements

ANNUAL REPORT

Cultivar ETF

Schedule of InvestmentsJuly 31, 2023

		Principal	Value
5.23%	US TREASURY BONDS
	US Treasury Bond 2.250% 08/15/2049	722,000	$510,034
	US Treasury Bond 1.250% 05/15/2050	804,000	438,632
	US Treasury Bond 1.375% 08/15/2050	736,000	414,998

5.23%	TOTAL US TREASURY BONDS		1,363,664
	(Cost: $1,585,131)
		Shares
88.84%	COMMON STOCKS

8.49%	COMMUNICATION SERVICES
	Alphabet, Inc. - Class A (A)	1,519	201,602
	AT&T, Inc.	35,213	511,293
	Baidu, Inc. (A)	1,323	206,375
	Charter Communications (A)	311	126,014
	Comcast Corp - Class A	4,895	221,548
	John Wiley & Sons, Inc.	4,939	169,062
	Lumen Technologies, Inc.	65,440	117,138
	Meta Platforms, Inc. (A)	859	273,677
	Paramount Global	12,425	199,173
	Verizon Communications	3,494	119,076
	Warner Brothers Discovery, Inc. (A)	5,223	68,265
			2,213,223

10.39%	CONSUMER DISCRETIONARY
	Advance Auto Parts	1,786	132,861
	Alibaba Group Holding Ltd. (A)	1,901	194,206
	Amazon.com, Inc. (A)	1,488	198,916
	Big Lots, Inc.	10,120	103,730
	Dollar General Corp.	733	123,774
	Domino’s Pizza, Inc.	397	157,506
	Grand Canyon Education, Inc. (A)	1,397	151,644
	Hasbro, Inc.	4,224	272,701
	Hooker Furnishings Corp.	10,095	202,607
	Kohl’s Corp.	4,842	137,755
	Monro, Inc.	3,537	129,631
	Ollie’s Bargain Outlet Holdings, Inc. (A)	2,675	194,954
	Sabre Corp. (A)	47,639	195,320

See Notes to Financial Statements

ANNUAL REPORT

Cultivar ETF

Schedule of Investments - continuedJuly 31, 2023

		Shares	Value
	Sleep Number Corp. (A)	3,345	$92,623
	Under Armour, Inc. - Class A (A)	16,888	136,117
	Whirlpool Corp.	886	127,814
	Wolverine World Wide, Inc.	12,435	157,551
			2,709,710

4.88%	CONSUMER STAPLES
	The Clorox Co.	1,446	219,040
	Ingredion, Inc.	4,698	522,699
	Tyson Foods, Inc. - Class A	2,488	138,631
	Walgreens Boots Alliance	13,033	390,599
			1,270,969

6.10%	ENERGY
	BP plc	6,249	233,088
	Core Laboratories Nv	36,764	955,496
	World Kinect Corp.	17,864	402,655
			1,591,239

13.39%	FINANCIALS
	Bank of America Corp.	4,190	134,080
	Citigroup, Inc.	10,639	507,055
	Citizens Financial Group	4,503	145,267
	Global Payments, Inc.	3,473	382,898
	Greenhill & Co, Inc.	25,276	371,557
	Independent Bank Corp.	2,307	138,997
	Lazard Ltd.	10,465	367,321
	M&T Bank Corp.	2,132	298,182
	Marketaxess Holdings, Inc.	1,037	279,181
	Paypal Holdings Inc. (A)	1,958	148,456
	S&P Global, Inc.	306	120,720
	Sierra Bancorp	6,746	142,071
	Truist Financial Corp.	3,734	124,043
	Western Union Corp.	27,085	329,895
			3,489,723

8.56%	HEALTH CARE
	Abbott Laboratories	1,848	205,738
	Davita, Inc. (A)	1,573	160,430

See Notes to Financial Statements

ANNUAL REPORT

Cultivar ETF

Schedule of Investments - continuedJuly 31, 2023

		Shares	Value
	Emergent Biosolutions, Inc.(A)	16,189	$111,380
	Fresenius Medical Care	10,839	283,006
	Haemonetics Corp. (A)	2,112	194,811
	Illumina, Inc. (A)	724	139,117
	Inogen, Inc. (A)	15,463	126,333
	Ionis Pharmaceuticals, Inc. (A)	2,938	121,721
	Medtronic plc	2,383	209,132
	Perrigo Co. plc	7,863	288,100
	Veeva Systems, Inc. (A)	1,110	226,684
	Zoetis, Inc.	880	165,519
			2,231,971

9.59%	INDUSTRIALS
	3M Co.	989	110,273
	Healthcare Services Group	45,731	576,668
	John Bean Technologies Co.	1,415	174,908
	Proto Labs, Inc. (A)	22,395	742,394
	Southwest Airlines Co.	13,894	474,619
	Steelcase, Inc.	49,097	420,761
			2,499,623

9.20%	INFORMATION TECHNOLOGY
	Adobe, Inc. (A)	376	205,360
	Advanced Micro Device (A)	992	113,485
	Ansys, Inc. (A)	815	278,811
	Auto Desk (A)	748	158,569
	Cognizant Tech Solutions	2,252	148,700
	Intel Corp.	11,671	417,472
	Microchip Technology, Inc.	2,203	206,950
	Qorvo, Inc. (A)	2,135	234,893
	Salesforce, Inc. (A)	1,212	272,712
	Skyworks Solutions, Inc.	2,085	238,461
	Tyler Technologies, Inc. (A)	307	121,765
			2,397,178

11.07%	MATERIALS
	Agnico Eagle Mines Ltd.	5,502	288,360
	Barrick Gold Corp.	19,349	334,544

See Notes to Financial Statements

ANNUAL REPORT

Cultivar ETF

Schedule of Investments - continuedJuly 31, 2023

		Shares	Value
	Celanese Corp.	1,205	$151,095
	Cia de Minas Buenaventura	23,258	179,552
	Compass Minerals International	3,503	132,659
	First Majestic Silver Corp.	27,069	180,821
	Fortuna Silver Mines, Inc. (A)	34,393	122,095
	International Paper	4,118	148,495
	Kinross Gold Corp.	29,868	148,743
	Newmont Goldcorp Corp.	12,080	518,474
	Pan American Silver Corp.	11,656	196,753
	Schnitzer Steel Industries	3,893	140,966
	Trinseo plc	8,406	148,114
	Westrock Co.	5,905	196,577
			2,887,248

4.73%	REAL ESTATE
	Crown Castle, Inc.	1,089	117,928
	Douglas Emmett, Inc.	16,106	236,758
	Empire State Realty Trust	19,085	170,811
	Highwoods Properties, Inc.	4,584	115,838
	Kilroy Realty Corp.	4,526	161,578
	LTC Properties, Inc.	3,630	121,823
	National Health Investors, Inc.	3,216	176,591
	Piedmont Office Realty Trust	17,871	132,960
			1,234,287

2.44%	UTILITIES
	Hawaiian Electric Industries, Inc.	3,025	116,130
	Northwest Natural Holding	9,061	389,351
	Portland General Electric	2,753	131,235
			636,716

88.84%	TOTAL COMMON STOCKS
	(Cost: $23,779,672)		23,161,887

94.07%	TOTAL INVESTMENTS
	(Cost: $25,364,803)		$24,525,551
5.93%	Other assets, net of liabilities		1,546,609
100.00%	NET ASSETS		$26,072,160

(A)Non-income producing

See Notes to Financial Statements

ANNUAL REPORT

Cultivar ETF

Statement of Assets and LiabilitiesJuly 31, 2023

ASSETS
Investments at value (cost of $25,364,803) (Note 1)	$24,525,551
Cash	1,524,112
Dividends and interest receivable	41,084
TOTAL ASSETS	26,090,747

LIABILITIES
Accrued advisory fees	18,587
TOTAL LIABILITIES	18,587
NET ASSETS	$26,072,160

Net Assets Consist of:
Paid-in capital	$27,199,095
Distributable earnings (accumulated deficit)	(1,126,935)
Net Assets	$26,072,160

NET ASSET VALUE PER SHARE
Net Assets	$26,072,160
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	1,025,000
Net Asset Value and Offering Price Per Share	$25.44

Cultivar ETF

Statement of OperationsYear Ended July 31, 2023

See Notes to Financial Statements

ANNUAL REPORT

INVESTMENT INCOME
Dividend income (net of foreign tax withheld of $6,896)	$522,709
Interest income	62,923
Total investment income	585,632

EXPENSES
Advisory fees (Note 2)	212,144
Total expenses	212,144
Net investment income (loss)	373,488

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	406,188
Net increase (decrease) in unrealized appreciation (depreciation) of investments	830,790
Net realized and unrealized gain (loss) on investments	1,236,978
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,610,466

Cultivar ETF

Statements of Changes in Net Assets

See Notes to Financial Statements

ANNUAL REPORT

	Year ended July 31, 2023	December 22, 2021* through July 31, 2022

INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$373,488	$193,169
Net realized gain (loss) on investments	406,188	925,628
Net increase (decrease) in unrealized appreciation (depreciation) of investments	830,790	(1,670,042)
Increase (decrease) in net assets from operations	1,610,466	(551,245)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(1,262,557)	—
Decrease in net assets from distributions	(1,262,557)	—

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	5,392,884	25,704,145
Shares redeemed	(4,174,667)	(646,866)
Increase (decrease) in net assets from capital stock transactions	1,218,217	25,057,279

NET ASSETS
Increase (decrease) during period	1,566,126	24,506,034
Beginning of period	24,506,034	—
End of period	$26,072,160	$24,506,034

*Commencement of Operations

Cultivar ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

See Notes to Financial Statements

ANNUAL REPORT

	Year Ended July 31, 2023	December 22, 2021(1) through July 31, 2022

Net asset value, beginning of period	$25.13	$25.00
Investment activities
Net investment income (loss)(2)	0.37	0.22
Net realized and unrealized gain (loss)on investments(3)	1.20	(0.09)
Total from investment activities	1.57	0.13
Distributions
Net investment income	(0.37)	—
Net realized gain	(0.89)	—
Total distributions	(1.26)	—
Net asset value, end of period	$25.44	$25.13
Total Return(4)	6.81%	0.54%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	0.87%	0.87%
Net investment income (loss)	1.53%	1.39%
Portfolio turnover rate(6)	78.94%	41.27%
Net assets, end of period (000’s)	$26,072	$24,506

(1)Commencement of Operations.

(2)Per share amounts calculated using the average shares outstanding during the period.

(3)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reoncile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactons for the period.

(4)Total return is for the period indicated and has not been annualized.

(5)Ratios to average net assets have been annualized.

(6)Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions and has not been annualized.

ANNUAL REPORT

Cultivar ETF

Notes to Financial StatementsJuly 31, 2023

NOTE 1 –ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Cultivar ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on December 22, 2021.

The Fund’s investment objective is to seek to achieve long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

Generally, the Fund’s domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to Cultivar Capital, Inc. (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such

ANNUAL REPORT

Cultivar ETF

Notes to Financial Statements - continuedJuly 31, 2023

over-the-counter market. Generally, trading in US government securities is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The Fund values these securities using the last quoted sales price each day.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ANNUAL REPORT

Cultivar ETF

Notes to Financial Statements - continuedJuly 31, 2023

The following is a summary of the level of inputs used to value the Fund’s investments as of July 31, 2023:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
US Treasury Bonds	$—	$1,363,664	$—	$1,363,664
Common Stocks	23,161,887	—	—	23,161,887
	$23,161,887	$1,363,664	$—	$24,525,551

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector.

There were no transfers into or out of any levels during the year ended July 31, 2023. The Fund held no Level 3 securities at any time during the year ended July 31, 2023.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also

ANNUAL REPORT

Cultivar ETF

Notes to Financial Statements - continuedJuly 31, 2023

intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended July 31, 2023, such reclassifications were as follows:

Distributable earnings (accumulated deficit)	$(882,661)
Paid-in capital	882,661

The permanent difference reclassifications are attributable primarily to realized gains from in-kind transactions.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor

ANNUAL REPORT

Cultivar ETF

Notes to Financial Statements - continuedJuly 31, 2023

on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $300. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $300.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of July 31, 2023:

	Creation Unit Shares	Creation Transaction Fee	Value
Cultivar ETF	25,000	$300	$636,000

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable

ANNUAL REPORT

Cultivar ETF

Notes to Financial Statements - continuedJuly 31, 2023

upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2 –INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes the Fund with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Fund’s sub-advisor. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Fund, to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the rate of 0.87%.

The Advisor has retained Toroso Investments, LLC (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of the Fund’s trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Fund’s portfolio.

ANNUAL REPORT

Cultivar ETF

Notes to Financial Statements - continuedJuly 31, 2023

For its services, the Sub-Advisor is paid a fee by the Advisor of 0.04%, which is calculated daily and paid monthly, based on the Fund’s average daily net assets, subject to a minimum of $25,000 per year.

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund, subject to a minimum of $25,000 per year. The Advisor pays these fees.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a partner of Practus, LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

Custodian and Transfer Agent

Citibank, N.A. serves as the Fund’s Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

NOTE 3 –INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term notes for the year ended July 31, 2023 were as follows:

Purchases	Sales
$18,250,773	$18,791,923

ANNUAL REPORT

Cultivar ETF

Notes to Financial Statements - continuedJuly 31, 2023

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the year ended July 31, 2023 were as follows:

Purchases	Sales	Realized Gains
$4,904,551	$4,080,383	$911,133

NOTE 4 –DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the year ended July 31, 2023 and the period ended July 31, 2022 were as follows:

	Year ended July 31, 2023	Period ended July 31, 2022
Distributions paid from:
Ordinary income	$1,262,557	$—
	$1,262,557	$—

As of July 31, 2023, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$198,216
Accumulated net realized gain (loss) on investments	(433,438)
Net unrealized appreciation (depreciation) on investments	(891,713)
$(1,126,935)

As of July 31, 2023, the Fund had a capital loss carryforward of $433,438, of which $317,503 is considered short term and $115,935 is considered long term. These losses may be carried forward indefinitely.

ANNUAL REPORT

Cultivar ETF

Notes to Financial Statements - continuedJuly 31, 2023

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$25,417,264	$2,259,405	$(3,151,118)	$(891,713)

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses, tax treatment of partnership investments, and deferral of losses on passive foreign investment companies.

NOTE 5 –TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the Cboe BZX Exchange (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

	Year ended July 31, 2023	Period ended July 31, 2022
Shares sold	225,000	1,000,000
Shares reinvested	—	—
Shares redeemed	(175,000)	(25,000)
Net increase (decrease)	50,000	975,000

ANNUAL REPORT

Cultivar ETF

Notes to Financial Statements - continuedJuly 31, 2023

NOTE 6 –RISKS OF INVESTING IN THE FUND

As with all funds, a shareholder is subject to the risk that an investment in the Fund could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. These risks may impact the Fund directly or indirectly through the Fund’s investments in ETFs. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Equity Securities Risk. Since it purchases equity securities, the Fund is subject to the risk that equity prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Market Risk. The value of securities in the Fund’s overall portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period.

Active Management Risk. The Fund’s investment success depends on the skill of the Advisor in evaluating, selecting, and monitoring the Fund’s assets and the strategies used by the Advisor may fail to produce the intended result. The Fund will be actively managed and could experience losses (realized and unrealized) if the Advisor’s judgment about markets, or the attractiveness, relative values, or potential appreciation of particular investments made for the Fund’s portfolio prove to be incorrect.

Large Capitalization Securities Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion. Large cap companies may be less able than mid and small capitalization companies to adapt to changing market conditions.

Mid and Small Capitalization Securities Risk. The value of mid and small capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted, including the risk that there is often less publicly available information

ANNUAL REPORT

Cultivar ETF

Notes to Financial Statements - continuedJuly 31, 2023

about foreign issuers, and the possibility of negative governmental actions and of political and social unrest.

REITs Risk. Investing in REITs involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets.

Non-Diversification Risk. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment or limited number of investments.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.

Value Style Risk. Value stocks present the risk that the securities may never reach what the Advisor believes are their full market values, either because the market fails to recognize what the Advisor considers to be the security’s true value or because the Advisor misjudged that value. If the Advisor’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, value stocks can continue to be undervalued by the market for long periods of time. Undervalued securities are, by definition, out of favor with investors (meaning they have lost investors’ attention), and there is no way to predict when, if ever, the securities may return to favor.

Exchange-Traded Fund (“ETF”) Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

•Trading Issues Risk. Although it is expected that shares of the Fund will remain listed for trading on the Exchange, trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable,

ANNUAL REPORT

Cultivar ETF

Notes to Financial Statements - continuedJuly 31, 2023

such as extraordinary market volatility. There can be no assurance that shares of the Fund will continue to meet the listing requirements of the Exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of the Fund.

•Market Price Variance Risk. The market prices of shares of the Fund will fluctuate in response to changes in net asset value (“NAV”) and supply and demand for Fund shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares of the Fund may trade at a discount to NAV. The market price of Fund shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the Fund bought or sold.

•Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Other Risks for the Fund

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging

ANNUAL REPORT

Cultivar ETF

Notes to Financial Statements - continuedJuly 31, 2023

economic sanctions imposed by the United States and other countries, as well as the potential effects of COVID-19, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Fund’s investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Fund’s investments.

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Fund’s other service providers, market makers, Authorized Participants, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

NOTE 7 –SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

ANNUAL REPORT

Cultivar ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of Cultivar ETF and
Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Cultivar ETF (the “Fund”), a series of ETF Opportunities Trust, as of July 31, 2023, the related statement of operations for the year then ended and the statements of changes in net assets, the related notes, and the financial highlights for the year ended July 31, 2023 and for the period December 22, 2021 (commencement of operations) through July 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, the results of its operations for the year then ended and the changes in net assets and the financial highlights for the year ended July 31, 2023 and for the period December 22, 2021 (commencement of operations) to July 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

ANNUAL REPORT

Cultivar ETF

Report of Independent Registered Public Accounting Firm - continued

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2023, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
September 29, 2023

ANNUAL REPORT

ETF OPPORTUNITIES Trust (the “Trust”)

Supplemental Information (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (833) 930-2229.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (68) Trustee	Indefinite, Since December 2019	Dean Emeritus (since 2023) and Professor of Marketing (since 2013), Jones College of Business, Middle Tennessee State University.	13	World Funds Trust for the twenty series of that Trust (registered investment company)
Mary Lou H. Ivey (65) Trustee	Indefinite, Since December 2019	Senior Vice President, Episcopal Church Building Fund (national nonprofit organization), since January 2022. Accountant, Harris, Hardy & Johnstone, P.C. (accounting firm), 2008-2021.	13	World Funds Trust for the twenty series of that Trust (registered investment company)
Theo H. Pitt, Jr. (87) Trustee	Indefinite, Since December 2019	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997.	13

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Chairman of Hillman Capital Management Investment Trust; Starboard Investment Trust for the eleven series of that trust; and World Funds Trust for the twenty series of that Trust (all registered investment companies)

ANNUAL REPORT

ETF OPPORTUNITIES Trust (the “Trust”)

Supplemental Information (unaudited) - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (59) President	Indefinite, Since December 2019	Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration), October 2013 – present.
Thomas A. Carter (57) Vice President	Indefinite, Since December 2019	President Ridgeline Research September 2019 through present; President ALPS Advisors and ALPS Portfolio Solutions Distributors 2007 – November 2018. Garden leave November 2018 – September 2019.
Karen M. Shupe (59) Treasurer and Principal Executive Officer	Indefinite, Since December 2019	Managing Director Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (68) Assistant Treasurer and Principal Financial Officer	Indefinite, Since December 2019	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (54) Secretary	Indefinite, Since December 2019	Attorney, Practus TM LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
J. Stephen King (60) Assistant Secretary	Indefinite, Since September 2022	Attorney, Practus TM LLP (law firm), 2020 to present; The TCW Group, Inc. (investment management firm), 2017 to 2020.
Gino E. Malaspina (55) Assistant Secretary	Indefinite, Since September 2022

Counsel, Practus TM LLP (law firm), since August 2022;
Vice President and Senior Counsel, State Street Corporation, October 2019 to July 2022; Senior Counsel, Apex Fund Services (formerly, Atlantic Fund Services), June 2014 to October 2019.

Holly B. Giangiulio (61) Assistant Secretary	Indefinite, Since December 2019	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, Corporate Accounting and HR Manager from 2010 to 2015.
Laura B. Wright (51) Assistant Secretary	Indefinite, Since July 2022	Manager, Fund Administration, Commonwealth Fund Services, Inc. August 2023 to present; Fund Administrator, Commonwealth Fund Services, Inc., 2016 to 2023.
Soth Chin (57) Chief Compliance Officer	Indefinite, Since March 2023	Managing Member of Fit Compliance, LLC (financial services compliance and consulting) since October 2016.
Julian G. Winters (54) Assistant Chief Compliance Officer	Indefinite, Since March 2023	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

ANNUAL REPORT

ETF OPPORTUNITIES Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 833-930-2229 or on the SEC’s website at https://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at https://www.sec.gov.

Quarterly Portfolio Holdings

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 833-930-2229 or on the SEC’s website at https://www.sec.gov.

Fund’s Liquidity Risk Management Program

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings. The Fund’s Board of Trustees approved the appointment of the Advisor as the Fund’s Liquidity Risk Management Administrator. The Advisor has appointed representatives from their compliance, trading, and portfolio management departments to assist in the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Management Administrator performed an assessment of the Fund’s liquidity risk profile, considering information gathered and its actual experience in administering the program and presented a written report to the Board of Trustees for consideration during the period covered by this annual report. The report concluded that (i) the Fund did not experience significant liquidity challenges during the covered period; (ii) the Fund’s investment strategies remain appropriate for an open-end fund; and (iii) the Fund’s liquidity risk management program is reasonably designed to assess and manage its liquidity risk.

ANNUAL REPORT

ETF OPPORTUNITIES Trust (the “Trust”)

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, February 1, 2023 and held for the six months ended July 31, 2023.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT

ETF OPPORTUNITIES Trust (the “Trust”)

Fund Expenses (unaudited) - continued

	Beginning Account Value 2/1/23	Ending Account Value 7/31/23	Annualized Expense Ratio	Expenses Paid During Period Ended 7/31/23(1)
Cultivar ETF	$1,000.00	$ 996.73	0.87%	$4.31
Hypothetical(2)	$1,000.00	$1,020.48	0.87%	$4.36

(1)Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal period divided by 365 days in the current year.

(2)5% return before expenses

ANNUAL REPORT

ETF OPPORTUNITIES Trust (the “Trust”)

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this annual report.

Investment Advisor:

Cultivar Capital, Inc.
421 E. Hickory Street, Suite 103
Denton, Texas 76201

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Fund Accountant, Transfer Agent and Custodian:

Citibank, N.A. and Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, Ohio 43219

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

ITEM 1(b). Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(f) The code of ethics is attached hereto as exhibit 13(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $15,400 for 2023 and $14,000 for 2022.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2023 and $0 for 2022.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,300 for 2023 and $3,000 for 2022. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2023 and $0 for 2022.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)         NA

(c)         0%

(d)         NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2022 and $0 for 2021.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4) Change in registrant’s independent public account: Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: October 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: October 6, 2023

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: October 6, 2023

* Print the name and title of each signing officer under his or her signature.